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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  September 30, 2002
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Capital Counsel LLC
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Address:   350 Park Avenue, 11th Floor
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           New York, NY  10022
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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
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Title: Member & Secretary
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Phone: 212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY                  11/8/2002
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     72
                                            ---
Form 13F Information Table Value Total:     324660
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                               September 30, 2002

                                                                                                         Voting Authority
                                                                                                      ----------------------
                                 Title                Value     Shares/ Sh/  Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP    (x$1000)   Prn Amt Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  --------  -------- ---  ----  -------  --------  --------  ------  ----
SOLECTRON CORP CONV PFD 7.25%             834182206     1506     170200 SH           Sole               170200
3COM CORP                         COM     885535104      118      30044 SH           Sole                30044
3M COMPANY                        COM     88579Y101     1424      12948 SH           Sole                12948
ABBOTT LABORATORIES               COM     002824100     1454      35988 SH           Sole                35988
AMDOCS LTD                        COM     g02602103      109      17000 SH           Sole                17000
AMERICAN INTERNATL GROUP          COM     026874107    19017     347654 SH           Sole               347654
AMGEN INC                         COM     031162100      571      13700 SH           Sole                13700
AUTOMATIC DATA PROCESSING INC     COM     053015103    11296     324885 SH           Sole               324885
BAKER HUGHES INC                  COM     057224107     1361      46866 SH           Sole                46866
C H ROBINSON WORLDWIDE            COM     12541W100    12462     461220 SH           Sole               461220
CIRRUS LOGIC INC                  COM     172755100       36      14000 SH           Sole                14000
CISCO SYS INC                     COM     17275R102      525      50124 SH           Sole                50124
CITIGROUP                         COM     172967101      729      24584 SH           Sole                24584
COCA COLA CO                      COM     191216100     5953     124128 SH           Sole               124128
COLLECTORS UNIVERSE,Inc.          COM     19421R101        8      10000 SH           Sole                10000
CONCORD EFS INC                   COM     206197105    11088     698244 SH           Sole               698244
DANAHER CORP                      COM     235851102     1390      24459 SH           Sole                24459
DELL COMPUTER CORP                COM     247025109      514      21875 SH           Sole                21875
DISNEY WALT CO                    COM     254687106     1658     109505 SH           Sole               109505
DST SYS INC                       COM     233326107    13217     448475 SH           Sole               448475
DU PONT E I DE NEMOURS & CO       COM     263534109      750      20799 SH           Sole                20799
E M C CORP                        COM     268648102      103      22500 SH           Sole                22500
EMERSON ELECTRIC CO COM           COM     291011104      593      13486 SH           Sole                13486
EQUITY OIL CO                     COM     294749106      198      85000 SH           Sole                85000
EXPRESS SCRIPTS INC               COM     302182100    20818     381850 SH           Sole               381850
EXXON MOBIL CORPORATION           COM     30231g102     7412     232347 SH           Sole               232347
FEDERAL NATL MTG ASSN             COM     313586109     2392      40171 SH           Sole                40171
FIRST DATA CORP                   COM     319963104    29357    1050346 SH           Sole              1050346
GENERAL ELECTRIC CO               COM     369604103     4017     162975 SH           Sole               162975

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                               September 30, 2002

                                                                                                         Voting Authority
                                                                                                      ----------------------
                                 Title                Value     Shares/ Sh/  Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP    (x$1000)   Prn Amt Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  --------  -------- ---  ----  -------  --------  --------  ------  ----
GENERAL MTRS CORP                 COM     370442105      311       8000 SH           Sole                 8000
GILEAD SCIENCES INC               COM     375558103      536      16000 SH           Sole                16000
GRAINGER                          COM     384802104      511      12000 SH           Sole                12000
HARTE-HANKS INC                   COM     416196103    33759    1814024 SH           Sole              1814024
HOME DEPOT INC                    COM     437076102      394      15111 SH           Sole                15111
HUBBELL INC CLASS A               COM     443510102      216       7800 SH           Sole                 7800
HUBBELL INC CLASS B               COM     443510201      981      33744 SH           Sole                33744
INTEL CORP                        COM     458140100    17864    1286076 SH           Sole              1286076
INTL BUSINESS MACHINES CORP       COM     459200101      582       9973 SH           Sole                 9973
JOHNSON & JOHNSON                 COM     478160104     2907      53755 SH           Sole                53755
MACROMEDIA INC                    COM     556100105       92      11840 SH           Sole                11840
MARSH & MCLENNAN COS              COM     571748102      231       5540 SH           Sole                 5540
MARSHALL & ILSLEY CORP            COM     571834100      460      16500 SH           Sole                16500
MAXIM INTERGRATED PRODS INC CO    COM     57772K101     1242      50166 SH           Sole                50166
MERCK & CO INC                    COM     589331107    16079     351766 SH           Sole               351766
METTLER - TOLEDO INTL             COM     592688105      312      12000 SH           Sole                12000
MICROSOFT CORP                    COM     594918104      752      17192 SH           Sole                17192
NEOMAGIC CORP.                    COM     640497103       10      10000 SH           Sole                10000
PALM                              COM     696642107       36      49009 SH           Sole                49009
PATTERSON DENTAL                  COM     703412106      614      12000 SH           Sole                12000
PEPSICO INC                       COM     713448108    12452     337004 SH           Sole               337004
PFIZER INC                        COM     717081103     1360      46848 SH           Sole                46848
PLANTRONICS INC NEW               COM     727493108     1205      73925 SH           Sole                73925
PROLOGIS TR SH BEN INT            COM     743410102      214       8600 SH           Sole                 8600
SANMINA-SC                        COM     800907107      153      55160 SH           Sole                55160
SOLECTRON CORP                    COM     834182107     1901     901134 SH           Sole               901134
STATE STREET CORP                 COM     857477103    50942    1318384 SH           Sole              1318384
STILWELL FINANCIAL                COM     860831106      121      10000 SH           Sole                10000
STRYKER CORP                      COM     863667101     1874      32530 SH           Sole                32530

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                               September 30, 2002

                                                                                                         Voting Authority
                                                                                                      ----------------------
                                 Title                Value     Shares/ Sh/  Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP    (x$1000)   Prn Amt Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  --------  -------- ---  ----  -------  --------  --------  ------  ----
SUN MICROSYSTEMS INC              COM     866810104      246      95000 SH           Sole                95000
THOMAS & BETTS CORP               COM     884315102      234      16600 SH           Sole                16600
UNITED PARCEL SERVICE             COM     911312106      344       5500 SH           Sole                 5500
US BANCORP                        COM     902973304      379      20381 SH           Sole                20381
VARIAN MED SYS INC                COM     92220P105    13281     308934 SH           Sole               308934
WAL MART STORES INC               COM     931142103      261       5300 SH           Sole                 5300
WALGREEN CO                       COM     931422109     3225     104829 SH           Sole               104829
WASHINGTON POST CO CL B           COM     939640108      973       1500 SH           Sole                 1500
XILINX INC                        COM     983919101     3073     194000 SH           Sole               194000
EQUITY INV FD UNIT 2ND S & P              294700422       23      15178 SH           Sole                15178
BP AMOCO PLC ADR                  ADR     055622104     3672      92039 SH           Sole                92039
NOKIA CORP SPONSORED ADR          ADR     654902204      172      13000 SH           Sole                13000
REED ELSEVIER NV ADR              ADR     758204101      271      11100 SH           Sole                11100
SAP AKTIENGESELLSCHAFT ADR        ADR     803054204      318      28280 SH           Sole                28280
REPORT SUMMARY                    72 DATA RECORDS     324660             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
